                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                        SUPPLEMENT DATED APRIL 30, 2012
                                      TO
                         PROSPECTUS DATED MAY 1, 2002
                        (GROUP FLEXIBLE PAYMENT VA-234)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the Group Flexible Payment Variable Annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE FUNDS AND IN THE FOLLOWING TABLES.

                                                               Minimum Maximum
                                                               ------- -------
  Total Annual Fund Operating Expenses (expenses that are
  deducted from Fund assets, including management fees,
  12b-1/services fees, and other expenses)                      0.27%   0.85%

FUND EXPENSES
(as a percentage of the average daily net assets of a Fund)

                                                                                                  Contractual
                                                     Distribution            Acquired    Total    Fee Waiver   Net Total
                                                        and/or               Fund Fees  Annual      and/or      Annual
                                         Management Service (12b-1)  Other      and    Operating    Expense    Operating
                                            Fee          Fees       Expenses Expenses  Expenses  Reimbursement Expenses
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE
PRODUCTS -- INITIAL CLASS
Growth Portfolio                            0.56%         --          0.10%     --       0.66%         --        0.66%
Money Market Portfolio                      0.17%         --          0.09%     --       0.26%         --        0.26%
MET INVESTORS SERIES TRUST --
CLASS A
PIMCO Total Return Portfolio                0.48%         --          0.03%     --       0.51%         --        0.51%
T. Rowe Price Large Cap Value Portfolio     0.57%         --          0.02%     --       0.59%         --        0.59%
METROPOLITAN SERIES FUND -- CLASS A
MetLife Stock Index Portfolio               0.25%         --          0.02%     --       0.27%       0.01%       0.26%
MFS(R) Total Return Portfolio               0.54%         --          0.05%     --       0.59%         --        0.59%
T. ROWE PRICE GROWTH STOCK
FUND, INC.                                  0.53%         --          0.17%     --       0.70%         --        0.70%
T. ROWE PRICE INTERNATIONAL
FUNDS, INC.
T. Rowe Price International Stock Fund      0.65%         --          0.20%     --       0.85%         --        0.85%

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Portfolios have agreed to waive fees and/or pay expenses of the Portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Portfolio, but the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Portfolios provided the information on their expenses, and we have not independently verified the information.

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THE FUNDS

The following Funds are available under the Contract. You should read the prospectuses for these Funds carefully. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Investors USA Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366,
(800) 343-8496. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities & Exchange Commission's website at http://www.sec.gov.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

                                                         Investment Adviser
          Fund               Investment Objective          and Subadviser
--------------------------------------------------------------------------------
FIDELITY(R) VARIABLE
INSURANCE PRODUCTS --
INITIAL CLASS
Growth Portfolio           Seeks to achieve capital   Fidelity Management &
                           appreciation.              Research Company
                                                      Subadviser: FMR Co., Inc.
Money Market Portfolio     Seeks as high a level of   Fidelity Management &
                           current income as is       Research Company
                           consistent with            Subadviser: Fidelity
                           preservation of capital    Investments Money
                           and liquidity.             Management, Inc.
MET INVESTORS SERIES
TRUST -- CLASS A
PIMCO Total Return         Seeks maximum total        MetLife Advisers, LLC
 Portfolio                 return, consistent with    Subadviser: Pacific
                           the preservation of        Investment Management
                           capital and prudent        Company LLC
                           investment management.
T. Rowe Price Large Cap    Seeks long-term capital    MetLife Advisers, LLC
 Value Portfolio           appreciation by investing  Subadviser: T. Rowe Price
                           in common stocks believed  Associates, Inc.
                           to be undervalued. Income
                           is a secondary objective.
METROPOLITAN SERIES FUND
-- CLASS A
MetLife Stock Index        Seeks to track the         MetLife Advisers, LLC
 Portfolio                 performance of the         Subadviser: MetLife
                           Standard & Poor's 500(R)   Investment Advisors
                           Composite Stock Price      Company, LLC
                           Index.
MFS(R) Total Return        Seeks a favorable total    MetLife Advisers, LLC
 Portfolio                 return through investment  Subadviser: Massachusetts
                           in a diversified           Financial Services Company
                           portfolio.
T. ROWE PRICE GROWTH       Seeks long-term capital    T. Rowe Price Associates,
STOCK FUND, INC.           growth and secondarily,    Inc.
                           increasing dividend
                           income through
                           investments in the common
                           stocks of
                           well-established growth
                           companies
T. ROWE PRICE
INTERNATIONAL FUNDS, INC.
T. Rowe Price              Seeks long-term growth of  T. Rowe Price Associates,
 International Stock Fund  capital through            Inc.
                           investments primarily in   Subadvisers: T. Rowe
                           the common stocks of       Price International Ltd
                           established, non-U.S.      and T. Rowe Price
                           companies.                 Singapore Private Ltd
--------------------------------------------------------------------------------

OTHER INFORMATION

DISTRIBUTOR

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of MetLife Investors USA Insurance Company will be sent to you without charge.

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